Nature of Operations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership percentage		46.17%
Shares issued to repay obligation	$ 375
Printar [Member]
Schedule of Equity Method Investments [Line Items]
Conditional obligation	2,000
Total repayment	425
Cash paid to settle obligation	50
Shares issued to repay obligation	$ 375